Insurance Receivable and Impairment - Additional Information (Detail) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases Disclosure [Line Items]
Containers, net book value	$ 4,054,337,000	$ 4,156,151,000			$ 4,054,337,000		$ 4,156,151,000
Bad debt expense (recovery)	(276,000)		$ 3,689,000		$ 1,769,000	$ 3,848,000
Insurance payment received				$ 9,814,000
Gain on insurance recovery		14,881,000				$ 841,000
Insolvent Customer
Leases Disclosure [Line Items]
Lease loss recovery period by insurance					183 days
Book value of containers that would not be recovered from insolvent customer	9,468,000				$ 9,468,000
Bad debt expense (recovery)	(1,452,000)				2,451,000		(2,921,000)
Recovery costs					215,000
Insurance receivable	2,007,000	1,792,000			2,007,000		1,792,000
Insolvent Customer | Owned Containers
Leases Disclosure [Line Items]
Containers, net book value	63,120,000				63,120,000
Insolvent Customer | Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges							9,059,000
Bankrupt Customer
Leases Disclosure [Line Items]
Insurance receivable	$ 0	$ 0			$ 0		$ 0